Other financial assets and liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Other financial assets and liabilities
Schedule of other financial assets and liabilities

	Current		Non-Current
	June 30,	December 31,	June 30,	December 31,
	2021	2020	2021	2020
Other financial assets
Restricted cash	—	—	125	38
Derivative financial instruments (note 16)	214	134	208	66
Investments in equity securities	—	—	1,097	757
Related parties (i)	—	195	—	923
	214	329	1,430	1,784
Other financial liabilities
Derivative financial instruments (note 16)	204	328	521	689
Related parties (i)	188	725	—	895
Financial guarantees provided (note 13)	—	—	550	877
Liabilities related to the concession grant (note 14)	350	209	1,956	2,103
Advances received	805	644	—	—
	1,547	1,906	3,027	4,564

(i) The decrease refers to the settlement of the loans due to the transaction for the acquisition of NLC, as detailed in note 12.